Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 3,714	$ 512	¥ 4,016	¥ 1,397